OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  January 31, 2017
                                                 Estimated average burden
                                                 hours per response.....20.6




                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                                  Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2015 through June 30, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Fund

--------------------------------------------------------------------------------
                        Semiannual Report | June 30, 2015
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A    PIODX
                        Class C    PCODX
                        Class R    PIORX
                        Class Y    PYODX
                        Class Z    PIOZX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          26

Notes to Financial Statements                                                 35

Trustees, Officers and Service Providers                                      44

                                    Pioneer Fund | Semiannual Report | 6/30/15 1

President's Letter

Dear Shareowner,

At mid-year, economic conditions and government policies around the world are far from homogeneous, and we expect them to continue to diverge. In the United States, an ongoing economic expansion has brought the unemployment rate down to levels where wage growth is likely to accelerate. Economic growth and fiscal austerity have dramatically reduced the Federal budget deficit, while very accommodative Federal Reserve System policies have kept interest rates exceptionally low. In Europe and Japan, cyclical economic recoveries/expansions appear to be gaining traction, buttressed by aggressive quantitative easing policies of central banks as well as cheaper currencies. China's ongoing transition from an infrastructure investment-driven to a consumer-driven economy and the dramatic decline in the price of oil -- largely a result of U.S. "fracking" -- have benefited some countries while burdening others. On balance, though, the global economic outlook has continued to improve, although economic and geopolitical "storm clouds" remain.

Today's market environment presents numerous opportunities as well as challenges for investors. While we believe that the capital markets may already have priced in some recent trends, such as the U.S. dollar's appreciation against a basket of global currencies, it is worth noting that investment risks and opportunities are not always aligned with the economic outlook.

Since 1928, Pioneer's investment professionals have focused on identifying and capitalizing on the investment opportunities that present themselves in a variety of ever-changing economic and market conditions, including those we face today, while seeking to limit the risk of the permanent impairment of our clients' capital. Our ongoing goal is to deliver competitive returns consistent with our strategies' stated style and objectives and consistent with our shareholders' expectations over a range of market conditions. We believe our shareowners benefit from the experience and tenure of our investment teams, the insights generated from extensive research resources, and our commitment to prudent risk management.

2 Pioneer Fund | Semiannual Report | 6/30/15

We encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner, as we do when managing the assets our clients have entrusted to us.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                    Pioneer Fund | Semiannual Report | 6/30/15 3

Portfolio Management Discussion | 6/30/15

In the following interview, John Carey, Executive Vice President and a portfolio manager at Pioneer Investments, discusses the investment environment during the six-month period ended June 30, 2015, and Pioneer Fund's performance during the period. Mr. Carey is responsible for the day-to-day management of Pioneer Fund, along with Walter Hunnewell, Jr., a vice president and a portfolio manager at Pioneer*.

Q How would you describe the market environment for equities during the six-month period ended June 30, 2015?

A As charted by the Fund's benchmark, the Standard & Poor's 500 (the S&P 500 Index), the U.S. stock market was quite choppy, though overall modestly positive, during the six-month period ended June 30, 2015, with a total return of 1.23%. The domestic economy continued growing, and corporate earnings edged higher; but international uncertainties, ranging from the inability of Greece to pay its creditors to extreme fluctuations in Chinese financial markets to nuclear negotiations with Iran, weighed on the minds of investors. Growth stocks meaningfully outperformed value stocks during the period, as investors, contemplating the uncertainties and possible consequences the international issues could have for the U.S., paid premium prices for the stocks of companies appearing to have more assured earnings prospects. The Russell 1000 Growth Index showed a total return of 3.96% for the six-month period, while the Russell 1000 Value Index returned -0.61%.

    Weak commodities prices, mixed signals in regard to consumer confidence and spending, listless capital expenditures, and continued commitments by the Federal Reserve System (the Fed) to raise short-term interest rates also frazzled U.S. investors during the period. On the brighter side, merger-and-acquisition activity stimulated interest in stocks; automotive sales and the housing market stayed strong; unemployment came down; default rates on loans hovered at low levels; and industrial and technological advances continued. The U.S. dollar traded higher versus many foreign currencies over the period, and while that dampened exports, it reduced the price of imports and attracted foreign investors to U.S. securities.

* Effective July 1, 2015, subsequent to the end of the six-month period, Jeff Kripke, a senior vice president and a portfolio manager at Pioneer, was added to the Fund's management team.

4 Pioneer Fund | Semiannual Report | 6/30/15

Q How did the Fund perform in that environment during the six-month period ended June 30, 2015?

A Pioneer Fund's Class A shares returned 0.63% at net asset value during the six-month period ended June 30, 2015, while the Fund's benchmark, the S&P 500 Index, returned 1.23%. During the same period, the average return of the 868 mutual funds in Lipper's Large-Cap Funds category was 1.00% and the average return of the 1,666 mutual funds in Morningstar's Large Blend Funds category was 1.08%.

Q The Fund underperformed its benchmark, the S&P 500 Index, during the six-month period ended June 30, 2015. What affected the Fund's performance relative to the benchmark during the period, and which of your investment decisions and individual security selections detracted from or contributed to relative performance?

A Sector allocations on balance contributed positively to the Fund's benchmark-relative returns. Most beneficial to results were the portfolio's overweight to the top-performing health-care sector and underweight to the bottom-performing utilities sector. What hurt returns relative to the benchmark were stock selections in the consumer sectors (consumer discretionary and consumer staples), in health care, and in financials.

    With regard to individual holdings, Hershey, in consumer staples, was the leading detractor from the Fund's relative performance during the period. Lower dairy prices have helped the company's cost structure, but a serious misstep in regard to an acquisition in China nicked results and led to a downward pricing of the stock. We have reduced the portfolio's position in Hershey and are watching closely to see if the company can get back on the profitable track that has made its stock such a good investment for the Fund over the last several years. In consumer discretionary, a position in John Wiley & Sons, which does about half of its business in international markets, was negatively affected by the strong U.S. dollar. The company otherwise continues its transition from a traditional publisher to an electronic and web-based information company. While John Wiley has made impressive strides and will, we think, in the long run succeed, it sees sometimes, over shorter periods, more fall-off from its older businesses than pick-up in its newer ones.

                                    Pioneer Fund | Semiannual Report | 6/30/15 5

    Benchmark-relative results were also hampered by the Fund's not owning Amazon, an important consumer-discretionary name in the S&P 500 Index that rose fully 40% during the six-month period. We have not invested the portfolio in Amazon stock due to its very high price-to-earnings multiple and our concern over when the company might achieve significant earnings. Similarly, an underweight investment in Gilead Sciences, an important health-care component of the S&P 500 Index that rose nearly 25% over the period, hurt the Fund's benchmark-relative returns. In financials, Chubb, a large Fund position, was the culprit with regard to benchmark-relative performance during the six-month period. Investors grew cautious on the business outlook for property-and-casualty insurers and de-emphasized the stocks of those companies. In the case of Chubb, however, right after the period ended - in fact, the next day, July 1, 2015 - another company, ACE, announced a premium acquisition offer for Chubb, causing the Fund's position in Chubb to soar in value, and so we were very glad that we had retained the shares.

    Positive relative performance attribution from stock selections during the period included a position in Aetna, which appreciated along with other health-insurance providers as merger-and-acquisition speculation heated up; DST Systems, an information processor to the financial-services industry and a beneficiary of ongoing outsourcing of service functions by that industry; and Walt Disney, which offers a galaxy of attractive entertainment products and services. The Fund gained benchmark-relative performance as well from not owning any shares of several large S&P 500 Index component companies whose stocks performed below average during the period, including ExxonMobil, Berkshire Hathaway, Chevron, and Wal-Mart Stores.

Q Can you highlight some of the key changes that you made among the Fund's holdings over the course of the six-month period ended June 30, 2015?

A During the six-month period, we added 10 positions to the Fund's portfolio and eliminated 32, for a net reduction of 22 holdings. With the choppiness in the domestic stock market and the emergence of questions about the sustainability of the economic recovery in the face of international uncertainties, in particular, we thought it prudent to focus the portfolio's investments on companies we thought had the best prospects for continued business success. Eleven of the deletions from the Fund during the period were in the energy sector, where we sold positions in Apache, Southwestern Energy, ConocoPhillips, and National Oilwell Varco, among others, judging that the weak energy prices of the past year were quite possibly going to persist and that energy companies would have significant financial

6 Pioneer Fund | Semiannual Report | 6/30/15 adjustments to make. We likewise sold positions in the struggling semiconductor industry, including Xilinx, ASML, and Intel, estimating that in that industry, too - due to excess capacity and changing customer needs as portable electronic devices grow in market share - serious adjustments would be required. The largest position that we sold from the portfolio during the period was Johnson & Johnson, as we felt that other health-care companies offered, at this point, better investment potential. Other sales, which included companies ranging from American Airlines and Kansas City Southern to Procter & Gamble and PVH, were for the customary variety of reasons: target prices had been reached; earnings outlooks had dimmed, such that we no longer had confidence that the stocks would reach target prices; or we saw more compelling investment alternatives and decided to make substitutions.

Q Did the Fund invest in any derivatives during the six-month period ended June 30, 2015?

A   No, the Fund had no investments in derivatives during the period.

Q What is your outlook for the stock market and the global economy as we move into the second half of 2015?

A The stock market often sees rotation between sectors and industries with different valuation and earnings characteristics. While growth stocks did much better than value stocks during the six-month period ended June 30, 2015, there have been many other periods in the history of the U.S. stock market when value has done better than growth. So-called macroeconomic factors, such as currency exchange rates, commodities prices, inventory levels, capacity utilization, employment figures, and interest rates, can push corporate results around and affect the behavior of equity investors. Investors can also react to news of political upheavals, war, and natural disasters.

    Most important to watch, we have always thought, is the level of earnings that a company is able to achieve, especially relative to the capital invested by the company. Right now, we are cautious on the outlook for corporate earnings, primarily because consumer spending - the most important contributor to the U.S. economy - is not at the level we would expect, despite lower gasoline prices over the past several months as well as higher employment levels. We also note many issues plaguing foreign economies and their potentially adverse effects on earnings of U.S. multinational companies. At the same time, equity valuations, as measured by price-to-earnings multiples in particular, are somewhat above their long-term averages, suggesting that many stocks are at least fairly valued, if not expensive.

                                    Pioneer Fund | Semiannual Report | 6/30/15 7

    While we are cautious on the near-term outlook for the markets, we believe, as always, that longer-term expectations can still be quite positive. The Fund's investment team meets almost every day with the managements of companies whose stocks we have purchased, and we hear many of them describing exciting business opportunities and outlooks. The key, of course, is to buy shares of companies with the potential for total return over time, and our task is to conduct a careful analysis of the expectations built into the prices of these companies' shares. Our objective is to manage the Fund's portfolio in a way that takes into account both risk and opportunity.

    Thank you for your support.

Please refer to the Schedule of Investments on pages 18-25 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer Fund | Semiannual Report | 6/30/15

Portfolio Summary | 6/30/15

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                            92.7%
International Common Stocks                                    6.3%
Depository Receipts for International Stocks                   1.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Health Care                                                   22.4%
Information Technology                                        16.9%
Financials                                                    15.6%
Consumer Discretionary                                        13.5%
Consumer Staples                                              11.7%
Industrials                                                    8.8%
Materials                                                      4.7%
Energy                                                         4.5%
Utilities                                                      1.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  John Wiley & Sons, Inc. (Class A)                                     2.94%
--------------------------------------------------------------------------------
 2.  Wells Fargo & Co.                                                     2.88
--------------------------------------------------------------------------------
 3.  Apple, Inc.                                                           2.85
--------------------------------------------------------------------------------
 4.  Microsoft Corp.                                                       2.51
--------------------------------------------------------------------------------
 5.  CVS Health Corp.                                                      2.50
--------------------------------------------------------------------------------
 6.  CR Bard, Inc.                                                         2.24
--------------------------------------------------------------------------------
 7.  The Walt Disney Co.                                                   1.92
--------------------------------------------------------------------------------
 8.  Zoetis, Inc.                                                          1.76
--------------------------------------------------------------------------------
 9.  The Chubb Corp.                                                       1.75
--------------------------------------------------------------------------------
10.  United Technologies Corp.                                             1.63
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                                    Pioneer Fund | Semiannual Report | 6/30/15 9

Prices and Distributions | 6/30/15

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Class                    6/30/15                     12/31/14
--------------------------------------------------------------------------------
               A                       $36.75                      $36.67
--------------------------------------------------------------------------------
               C                       $34.01                      $33.97
--------------------------------------------------------------------------------
               R                       $36.87                      $36.80
--------------------------------------------------------------------------------
               Y                       $37.02                      $36.94
--------------------------------------------------------------------------------
               Z                       $36.88                      $36.81
--------------------------------------------------------------------------------

Distributions per Share: 1/1/15-6/30/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Net Investment        Short-Term         Long-Term
        Class             Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
          A              $0.1500               $   --          $    --
--------------------------------------------------------------------------------
          C              $0.0300               $   --          $    --
--------------------------------------------------------------------------------
          R              $0.1000               $   --          $    --
--------------------------------------------------------------------------------
          Y              $0.2100               $   --          $    --
--------------------------------------------------------------------------------
          Z              $0.1900               $   --          $    --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is an unmanaged, commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

10 Pioneer Fund | Semiannual Report | 6/30/15

Performance Update | 6/30/15                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2015)
--------------------------------------------------------------------------------
                      Net             Public
                      Asset           Offering         S&P
                      Value           Price            500
Period                (NAV)           (POP)            Index
--------------------------------------------------------------------------------
10 Years               6.75%           6.12%            7.89%
5 Years               14.42           13.08            17.33
1 Year                 4.58           -1.44             7.41
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2015)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      0.96%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Fund             Standard & Poor's 500 Index
6/30/2005                   $ 9,425                  $10,000
6/30/2006                   $10,594                  $10,862
6/30/2007                   $12,725                  $13,097
6/30/2008                   $11,135                  $11,380
6/30/2009                   $ 8,219                  $ 8,399
6/30/2010                   $ 9,235                  $ 9,610
6/30/2011                   $12,162                  $12,559
6/30/2012                   $11,620                  $13,241
6/30/2013                   $13,884                  $15,966
6/30/2014                   $17,320                  $19,891
6/30/2015                   $18,113                  $21,366

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Semiannual Report | 6/30/15 11

Performance Update | 6/30/15                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2015)
--------------------------------------------------------------------------------
                                                       S&P
                      If              If               500
Period                Held            Redeemed         Index
--------------------------------------------------------------------------------
10 Years               5.92%           5.92%            7.89%
5 Years               13.53           13.53            17.33
1 Year                 3.74            3.74             7.41
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2015)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      1.73%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Fund             Standard & Poor's 500 Index
6/30/2005                   $10,000                  $10,000
6/30/2006                   $11,155                  $10,862
6/30/2007                   $13,292                  $13,097
6/30/2008                   $11,540                  $11,380
6/30/2009                   $ 8,454                  $ 8,399
6/30/2010                   $ 9,423                  $ 9,610
6/30/2011                   $12,314                  $12,559
6/30/2012                   $11,674                  $13,241
6/30/2013                   $13,841                  $15,966
6/30/2014                   $17,132                  $19,891
6/30/2015                   $17,773                  $21,366

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Fund | Semiannual Report | 6/30/15

Performance Update | 6/30/15                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2015)
--------------------------------------------------------------------------------
                      Net
                      Asset           S&P
                      Value           500
Period                (NAV)           Index
--------------------------------------------------------------------------------
10 Years               6.49%           7.89%
5 Years               14.05           17.33
1 Year                 4.23            7.41
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2015)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      1.27%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Fund             Standard & Poor's 500 Index
6/30/2005                   $10,000                  $10,000
6/30/2006                   $11,225                  $10,862
6/30/2007                   $13,463                  $13,097
6/30/2008                   $11,764                  $11,380
6/30/2009                   $ 8,674                  $ 8,399
6/30/2010                   $ 9,714                  $ 9,610
6/30/2011                   $12,747                  $12,559
6/30/2012                   $12,147                  $13,241
6/30/2013                   $14,476                  $15,966
6/30/2014                   $17,983                  $19,891
6/30/2015                   $18,744                  $21,366

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Semiannual Report | 6/30/15 13

Performance Update | 6/30/15                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2015)
--------------------------------------------------------------------------------
                      Net
                      Asset           S&P
                      Value           500
Period                (NAV)           Index
--------------------------------------------------------------------------------
10 Years               7.17%           7.89%
5 Years               14.82           17.33
1 Year                 4.89            7.41
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2015)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      0.66%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                            Pioneer Fund             Standard & Poor's 500 Index
6/30/2005                   $5,000,000               $ 5,000,000
6/30/2006                   $5,644,198               $ 5,431,221
6/30/2007                   $6,806,254               $ 6,548,620
6/30/2008                   $5,979,402               $ 5,689,895
6/30/2009                   $4,437,153               $ 4,199,327
6/30/2010                   $5,007,977               $ 4,805,233
6/30/2011                   $6,620,297               $ 6,279,466
6/30/2012                   $6,349,492               $ 6,620,313
6/30/2013                   $7,613,943               $ 7,983,016
6/30/2014                   $9,526,225               $ 9,945,485
6/30/2015                   $9,992,784               $10,682,935

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Fund | Semiannual Report | 6/30/15

Performance Update | 6/30/15                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class Z shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2015)
--------------------------------------------------------------------------------
                      Net
                      Asset           S&P
                      Value           500
Period                (NAV)           Index
--------------------------------------------------------------------------------
10 Years               7.02%           7.89%
5 Years               14.64           17.33
1 Year                 4.75            7.41
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2015)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      0.79%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Fund             Standard & Poor's 500 Index
6/30/2005                   $10,000                  $10,000
6/30/2006                   $11,240                  $10,862
6/30/2007                   $13,507                  $13,097
6/30/2008                   $11,895                  $11,380
6/30/2009                   $ 8,827                  $ 8,399
6/30/2010                   $ 9,951                  $ 9,610
6/30/2011                   $13,141                  $12,559
6/30/2012                   $12,581                  $13,241
6/30/2013                   $15,053                  $15,966
6/30/2014                   $18,805                  $19,891
6/30/2015                   $19,700                  $21,366

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on April 30, 2007, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Semiannual Report | 6/30/15 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2015, through June 30, 2015.

---------------------------------------------------------------------------------------
Share Class                   A            C            R            Y            Z
---------------------------------------------------------------------------------------
Beginning Account         $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value on 1/1/15
---------------------------------------------------------------------------------------
Ending Account            $1,006.30    $1,002.10    $1,004.60    $1,007.80    $1,007.00
Value on 6/30/15
---------------------------------------------------------------------------------------
Expenses Paid             $    4.88    $    8.74    $    6.31    $    3.29    $    3.78
During Period*
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 1.76%, 1.27%, 0.66%, and 0.76% for Class A, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16 Pioneer Fund | Semiannual Report | 6/30/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2015, through June 30, 2015.

---------------------------------------------------------------------------------------
Share Class                   A            C            R            Y            Z
---------------------------------------------------------------------------------------
Beginning Account         $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value on 1/1/15
---------------------------------------------------------------------------------------
Ending Account            $1,019.93    $1,016.07    $1,018.50    $1,021.52    $1,021.03
Value on 6/30/15
---------------------------------------------------------------------------------------
Expenses Paid             $    4.91    $   8.80     $    6.36    $    3.31    $    3.81
During Period*
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 1.76%, 1.27%, 0.66%, and 0.76% for Class A, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                   Pioneer Fund | Semiannual Report | 6/30/15 17

Schedule of Investments | 6/30/15 (unaudited)

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                COMMON STOCKS -- 99.9%
                ENERGY -- 4.6%
                Oil & Gas Drilling -- 0.3%
     182,538    Helmerich & Payne, Inc.                                $   12,854,326
-------------------------------------------------------------------------------------
                Oil & Gas Equipment & Services -- 0.4%
     376,594    Cameron International Corp.*                           $   19,722,228
-------------------------------------------------------------------------------------
                Integrated Oil & Gas -- 0.4%
     242,670    Occidental Petroleum Corp.                             $   18,872,446
-------------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 1.5%
   1,400,229    Cabot Oil & Gas Corp.                                  $   44,163,223
   1,206,974    Marathon Oil Corp.                                         32,033,090
                                                                       --------------
                                                                       $   76,196,313
-------------------------------------------------------------------------------------
                Oil & Gas Refining & Marketing -- 1.5%
     813,480    Marathon Petroleum Corp.*                              $   42,553,139
     438,706    Phillips 66                                                35,342,155
                                                                       --------------
                                                                       $   77,895,294
-------------------------------------------------------------------------------------
                Oil & Gas Storage & Transportation -- 0.5%
     689,204    Kinder Morgan, Inc./DE                                 $   26,458,542
                                                                       --------------
                Total Energy                                           $  231,999,149
-------------------------------------------------------------------------------------
                MATERIALS -- 4.7%
                Diversified Chemicals -- 1.2%
     320,130    EI du Pont de Nemours & Co.                            $   20,472,314
     792,486    The Dow Chemical Co.                                       40,551,509
                                                                       --------------
                                                                       $   61,023,823
-------------------------------------------------------------------------------------
                Fertilizers & Agricultural Chemicals -- 1.4%
     192,778    Monsanto Co.                                           $   20,548,207
     120,000    Syngenta AG                                                48,764,838
                                                                       --------------
                                                                       $   69,313,045
-------------------------------------------------------------------------------------
                Specialty Chemicals -- 2.1%
     504,292    Ecolab, Inc.                                           $   57,020,296
       9,886    Givaudan SA                                                17,105,708
     435,751    The Valspar Corp.                                          35,653,147
                                                                       --------------
                                                                       $  109,779,151
                                                                       --------------
                Total Materials                                        $  240,116,019
-------------------------------------------------------------------------------------
                CAPITAL GOODS -- 7.1%
                Aerospace & Defense -- 2.1%
     217,648    Honeywell International, Inc.                          $   22,193,567
     744,216    United Technologies Corp.                                  82,555,881
                                                                       --------------
                                                                       $  104,749,448
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Fund | Semiannual Report | 6/30/15

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                Building Products -- 0.6%
     334,340    Allegion Plc                                           $   20,107,208
     246,689    Fortune Brands Home & Security, Inc.                       11,303,290
                                                                       --------------
                                                                       $   31,410,498
-------------------------------------------------------------------------------------
                Electrical Components & Equipment -- 0.8%
     308,563    Eaton Corp. Plc                                        $   20,824,917
     164,875    Rockwell Automation, Inc.                                  20,550,020
                                                                       --------------
                                                                       $   41,374,937
-------------------------------------------------------------------------------------
                Industrial Conglomerates -- 2.1%
     264,857    3M Co.                                                 $   40,867,435
   2,447,219    General Electric Co.                                       65,022,609
                                                                       --------------
                                                                       $  105,890,044
-------------------------------------------------------------------------------------
                Construction & Farm Machinery & Heavy Trucks -- 0.5%
     386,763    PACCAR, Inc.                                           $   24,679,347
-------------------------------------------------------------------------------------
                Industrial Machinery -- 1.0%
     767,254    Ingersoll-Rand Plc                                     $   51,728,265
                                                                       --------------
                Total Capital Goods                                    $  359,832,539
-------------------------------------------------------------------------------------
                TRANSPORTATION -- 1.7%
                Railroads -- 1.7%
     416,660    Norfolk Southern Corp.                                 $   36,399,418
     523,748    Union Pacific Corp.                                        49,949,847
                                                                       --------------
                                                                       $   86,349,265
                                                                       --------------
                Total Transportation                                   $   86,349,265
-------------------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 0.6%
                Auto Parts & Equipment -- 0.6%
     509,533    BorgWarner, Inc.                                       $   28,961,856
                                                                       --------------
                Total Automobiles & Components                         $   28,961,856
-------------------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 1.1%
                Household Appliances -- 1.1%
     988,608    Electrolux AB                                          $   30,967,194
     137,465    Whirlpool Corp.                                            23,788,318
                                                                       --------------
                                                                       $   54,755,512
                                                                       --------------
                Total Consumer Durables & Apparel                      $   54,755,512
-------------------------------------------------------------------------------------
                CONSUMER SERVICES -- 0.2%
                Education Services -- 0.2%
     488,938    Houghton Mifflin Harcourt Co.                          $   12,321,238
                                                                       --------------
                Total Consumer Services                                $   12,321,238
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/15 19

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                MEDIA -- 7.5%
                Broadcasting -- 2.6%
   1,116,681    CBS Corp. (Class B)                                    $   61,975,796
     246,849    Gannett Co, Inc.                                            3,453,418
     749,625    Scripps Networks Interactive, Inc.                         49,002,986
     493,699    TEGNA, Inc.                                                15,832,927
                                                                       --------------
                                                                       $  130,265,127
-------------------------------------------------------------------------------------
                Movies & Entertainment -- 1.9%
     850,783    The Walt Disney Co.                                    $   97,108,372
-------------------------------------------------------------------------------------
                Publishing -- 3.0%
   2,736,229    John Wiley & Sons, Inc. (Class A)+                     $  148,768,768
     252,541    Time, Inc.                                                  5,810,968
                                                                       --------------
                                                                       $  154,579,736
                                                                       --------------
                Total Media                                            $  381,953,235
-------------------------------------------------------------------------------------
                RETAILING -- 4.1%
                Department Stores -- 0.7%
     463,524    Nordstrom, Inc.                                        $   34,532,538
-------------------------------------------------------------------------------------
                Apparel Retail -- 2.6%
   1,491,766    Ross Stores, Inc.                                      $   72,514,745
     953,610    The TJX Companies, Inc.                                    63,100,374
                                                                       --------------
                                                                       $  135,615,119
-------------------------------------------------------------------------------------
                Home Improvement Retail -- 0.8%
     357,975    The Home Depot, Inc.                                   $   39,781,762
                                                                       --------------
                Total Retailing                                        $  209,929,419
-------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING -- 2.5%
                Drug Retail -- 2.5%
   1,205,387    CVS Health Corp.                                       $  126,420,989
                                                                       --------------
                Total Food & Staples Retailing                         $  126,420,989
-------------------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 8.3%
                Soft Drinks -- 2.4%
   1,008,042    Coca-Cola Enterprises, Inc.                            $   43,789,344
     392,823    Dr. Pepper Snapple Group, Inc.                             28,636,797
   1,246,636    The Coca-Cola Co.                                          48,905,530
                                                                       --------------
                                                                       $  121,331,671
-------------------------------------------------------------------------------------
                Packaged Foods & Meats -- 5.9%
     930,715    Campbell Soup Co.                                      $   44,348,570
     546,687    General Mills, Inc.                                        30,461,400
     515,823    Kraft Foods Group, Inc.*                                   43,917,170

The accompanying notes are an integral part of these financial statements.

20 Pioneer Fund | Semiannual Report | 6/30/15

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                Packaged Foods & Meats -- (continued)
     463,191    Mead Johnson Nutrition Co.                             $   41,789,092
   1,476,964    Mondelez International, Inc.                               60,762,299
     881,665    The Hershey Co.                                            78,318,302
                                                                       --------------
                                                                       $  299,596,833
                                                                       --------------
                Total Food, Beverage & Tobacco                         $  420,928,504
-------------------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 1.0%
                Household Products -- 1.0%
     389,814    Colgate-Palmolive Co.                                  $   25,497,734
     228,671    The Clorox Co.                                             23,786,357
                                                                       --------------
                                                                       $   49,284,091
                                                                       --------------
                Total Household & Personal Products                    $   49,284,091
-------------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 9.9%
                Health Care Equipment -- 5.2%
   1,112,248    Abbott Laboratories                                    $   54,589,132
     449,863    Becton Dickinson and Co.                                   63,723,094
     664,027    CR Bard, Inc.                                             113,349,409
   1,824,807    Smith & Nephew Plc                                         30,830,286
                                                                       --------------
                                                                       $  262,491,921
-------------------------------------------------------------------------------------
                Health Care Distributors -- 1.9%
     362,274    Cardinal Health, Inc.                                  $   30,304,220
     303,690    McKesson Corp.                                             68,272,549
                                                                       --------------
                                                                       $   98,576,769
-------------------------------------------------------------------------------------
                Health Care Services -- 0.7%
     370,768    Express Scripts Holding Co.*                           $   32,976,106
-------------------------------------------------------------------------------------
                Managed Health Care -- 2.1%
     459,084    Aetna, Inc.                                            $   58,514,847
     259,444    Humana, Inc.                                               49,626,448
                                                                       --------------
                                                                       $  108,141,295
                                                                       --------------
                Total Health Care Equipment & Services                 $  502,186,091
-------------------------------------------------------------------------------------
                PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
                SCIENCES -- 12.6%
                Biotechnology -- 3.0%
     484,806    Alder Biopharmaceuticals, Inc.                         $   25,680,174
     431,620    Alnylam Pharmaceuticals, Inc.*                             51,738,289
     641,055    Celgene Corp.*                                             74,192,500
                                                                       --------------
                                                                       $  151,610,963
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/15 21

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                Pharmaceuticals -- 8.5%
     676,326    AbbVie, Inc.                                           $   45,442,344
     366,397    AstraZeneca Plc (A.D.R.)                                   23,343,153
     591,853    Eli Lilly & Co.                                            49,413,807
     560,177    GlaxoSmithKline Plc (A.D.R.)                               23,331,372
     319,137    Mallinckrodt Plc*                                          37,568,808
   1,101,036    Merck & Co., Inc.                                          62,681,979
   1,389,453    Pfizer, Inc.                                               46,588,359
      73,989    Roche Holding AG                                           20,730,529
     395,443    Shire Plc                                                  31,694,537
   1,853,184    Zoetis, Inc.                                               89,360,532
                                                                       --------------
                                                                       $  430,155,420
-------------------------------------------------------------------------------------
                Life Sciences Tools & Services -- 1.1%
     426,090    Thermo Fisher Scientific, Inc.                         $   55,289,438
                                                                       --------------
                Total Pharmaceuticals, Biotechnology & Life Sciences   $  637,055,821
-------------------------------------------------------------------------------------
                BANKS -- 8.0%
                Diversified Banks -- 6.1%
   3,230,169    Bank of America Corp.                                  $   54,977,476
     643,019    Citigroup, Inc.                                            35,520,370
   1,601,885    US Bancorp                                                 69,521,809
   2,598,318    Wells Fargo & Co.                                         146,129,404
                                                                       --------------
                                                                       $  306,149,059
-------------------------------------------------------------------------------------
                Regional Banks -- 1.9%
     976,432    BB&T Corp.                                             $   39,359,974
     670,308    Citizens Financial Group, Inc.                             18,306,111
     421,873    The PNC Financial Services Group, Inc.                     40,352,152
                                                                       --------------
                                                                       $   98,018,237
                                                                       --------------
                Total Banks                                            $  404,167,296
-------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 5.0%
                Consumer Finance -- 1.8%
     879,633    American Express Co.                                   $   68,365,077
     445,962    Discover Financial Services, Inc.                          25,696,330
                                                                       --------------
                                                                       $   94,061,407
-------------------------------------------------------------------------------------
                Asset Management & Custody Banks -- 1.4%
     698,337    Franklin Resources, Inc.                               $   34,239,463
     464,270    State Street Corp.                                         35,748,790
                                                                       --------------
                                                                       $   69,988,253
-------------------------------------------------------------------------------------
                Investment Banking & Brokerage -- 1.8%
   1,407,142    Morgan Stanley Co.                                     $   54,583,038
   1,081,989    The Charles Schwab Corp.                                   35,326,941
                                                                       --------------
                                                                       $   89,909,979
                                                                       --------------
                Total Diversified Financials                           $  253,959,639
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Fund | Semiannual Report | 6/30/15

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                INSURANCE -- 2.6%
                Property & Casualty Insurance -- 2.6%
     933,138    The Chubb Corp.                                        $   88,778,749
     452,398    The Travelers Companies, Inc.                              43,728,791
                                                                       --------------
                                                                       $  132,507,540
                                                                       --------------
                Total Insurance                                        $  132,507,540
-------------------------------------------------------------------------------------
                REAL ESTATE -- 0.1%
                Specialized REIT -- 0.1%
     111,463    Outfront Media, Inc.                                   $    2,813,326
                                                                       --------------
                Total Real Estate                                      $    2,813,326
-------------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 9.9%
                Internet Software & Services -- 3.3%
     486,981    eBay, Inc.*                                            $   29,335,735
     701,962    Facebook, Inc.*                                            60,203,771
      94,187    Google, Inc. (Class A)*                                    50,864,747
      49,264    Google, Inc. (Class C)                                     25,642,405
                                                                       --------------
                                                                       $  166,046,658
-------------------------------------------------------------------------------------
                IT Consulting & Other Services -- 0.4%
     132,583    International Business Machines Corp.                  $   21,565,951
-------------------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 3.1%
     456,944    Automatic Data Processing, Inc.                        $   36,660,617
     337,469    DST Systems, Inc.                                          42,514,345
     620,487    Fiserv, Inc.*                                              51,394,938
     389,732    Visa, Inc.                                                 26,170,504
                                                                       --------------
                                                                       $  156,740,404
-------------------------------------------------------------------------------------
                Application Software -- 0.1%
     127,726    CDK Global, Inc.                                       $    6,894,649
-------------------------------------------------------------------------------------
                Systems Software -- 3.0%
     320,360    Check Point Software Technologies, Ltd.*               $   25,484,638
   2,882,677    Microsoft Corp.                                           127,270,190
                                                                       --------------
                                                                       $  152,754,828
                                                                       --------------
                Total Software & Services                              $  504,002,490
-------------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 5.3%
                Communications Equipment -- 0.9%
     392,255    F5 Networks, Inc.*                                     $   47,207,889
-------------------------------------------------------------------------------------
                Computer Storage & Peripherals -- 3.9%
   1,149,274    Apple, Inc.                                            $  144,147,691
   2,047,817    EMC Corp.                                                  54,041,891
                                                                       --------------
                                                                       $  198,189,582
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/15 23

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                Technology Hardware, Storage & Peripherals -- 0.5%
     778,892    NetApp, Inc.                                           $   24,581,832
                                                                       --------------
                Total Technology Hardware & Equipment                  $  269,979,303
-------------------------------------------------------------------------------------
                SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.7%
                Semiconductors -- 1.7%
     764,777    Analog Devices, Inc.                                   $   49,087,212
     692,202    Broadcom Corp.                                             35,641,481
                                                                       --------------
                                                                       $   84,728,693
                                                                       --------------
                Total Semiconductors & Semiconductor Equipment         $   84,728,693
-------------------------------------------------------------------------------------
                UTILITIES -- 1.4%
                Electric Utilities -- 1.4%
     761,567    American Electric Power Co., Inc.                      $   40,340,205
     323,214    NextEra Energy, Inc.*                                      31,684,668
                                                                       --------------
                                                                       $   72,024,873
                                                                       --------------
                Total Utilities                                        $   72,024,873
-------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $3,148,631,938)                                  $5,066,276,888
-------------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 99.9%
                (Cost $3,148,631,938) (a)                              $5,066,276,888
-------------------------------------------------------------------------------------
                OTHER ASSETS & LIABILITIES -- 0.1%                     $    4,968,428
-------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                             $5,071,245,316
=====================================================================================

*           Non-income producing security.

(A.D.R.)    American Depositary Receipts.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company. See Notes to Financial Statements -- Note 7.

REIT        Real Estate Investment Trust.

(a) At June 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $3,148,563,486 was as follows:

              Aggregate gross unrealized appreciation for all investments in which
                there is an excess of value over tax cost                            $1,977,316,764

              Aggregate gross unrealized depreciation for all investments in which
                there is an excess of tax cost over value                               (59,603,362)
                                                                                     --------------
              Net unrealized appreciation                                            $1,917,713,402
                                                                                     ==============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2015 aggregated $685,934,133 and $911,151,933, respectively.

The accompanying notes are an integral part of these financial statements.

24 Pioneer Fund | Semiannual Report | 6/30/15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 -- quoted prices in active markets for identical securities.

    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                      Level 1             Level 2     Level 3     Total
--------------------------------------------------------------------------------
Common Stocks         $5,066,276,887      $ --        $ --        $5,066,276,887
--------------------------------------------------------------------------------
Total                 $5,066,276,887      $ --        $ --        $5,066,276,887
--------------------------------------------------------------------------------

During the six months ended June 30, 2015 , there were no transfers between Levels 1, 2 and 3.

The following is a summary of the fair valuation of certain Fund's assets and liabilities as of June 30, 2015.

--------------------------------------------------------------------------------
                                  Level 1      Level 2       Level 3       Total
--------------------------------------------------------------------------------
Assets:
Foreign currencies, at value      $ --         $ 17          $ --         $ 17
--------------------------------------------------------------------------------
Total                             $ --         $ 17          $ --         $ 17
================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/15 25

Statement of Assets and Liabilities | 6/30/15 (unaudited)

ASSETS:
  Investment in securities of unaffiliated issuers, at value
     (cost $3,142,906,980)                                                 $4,917,508,120
  Investment in securities of affiliated issuers, at value
     (cost $5,724,958)                                                        148,768,768
-----------------------------------------------------------------------------------------
     Total investment in securities, at value (cost $3,148,631,938)        $5,066,276,888
  Foreign currency (cost $17)                                                          17
  Receivables --
     Investment securities sold                                                26,509,761
     Fund shares sold                                                           1,195,522
     Dividends                                                                  6,000,971
  Prepaid expenses                                                                 83,950
-----------------------------------------------------------------------------------------
        Total assets                                                       $5,100,067,109
=========================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                       $   23,999,078
     Fund shares repurchased                                                    3,019,024
     Dividends                                                                     16,781
  Due to custodian                                                                403,656
  Due to affiliates                                                             1,243,416
  Accrued expenses                                                                139,838
-----------------------------------------------------------------------------------------
        Total liabilities                                                  $   28,821,793
=========================================================================================
NET ASSETS:
  Paid-in capital                                                          $2,826,385,679
  Undistributed net investment income                                           2,035,284
  Accumulated net realized gain on investments and foreign
     currency transactions                                                    325,170,558
  Net unrealized appreciation on investments                                1,917,644,950
  Net unrealized depreciation on other assets and liabilities denominated
     in foreign currencies                                                          8,845
-----------------------------------------------------------------------------------------
        Total net assets                                                   $5,071,245,316
=========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $4,631,191,475/126,016,056 shares)                     $        36.75
  Class C (based on $155,670,284/4,576,533 shares)                         $        34.01
  Class R (based on $62,981,358/1,707,987 shares)                          $        36.87
  Class Y (based on $220,366,030/5,952,756 shares)                         $        37.02
  Class Z (based on $1,036,169/28,092 shares)                              $        36.88
MAXIMUM OFFERING PRICE:
  Class A ($36.75 / 94.25%)                                                $        38.99
=========================================================================================

The accompanying notes are an integral part of these financial statements.

26 Pioneer Fund | Semiannual Report | 6/30/15

Statement of Operations (unaudited)

For the Six Months Ended 6/30/15

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $91,204 and
      including income from affiliated issuers of $793,506)         $   47,616,089
  Interest                                                                     215
----------------------------------------------------------------------------------------------------
           Total investment income                                                     $  47,616,304
----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
      Basic fee                                                     $   15,601,657
      Performance adjustment                                            (2,097,338)
  Transfer agent fees and expenses
      Class A                                                            2,780,218
      Class C                                                               45,174
      Class R                                                                5,203
      Class Y                                                                2,525
      Class Z                                                                  132
  Distribution fees
      Class A                                                            5,875,776
      Class C                                                              795,579
      Class R                                                              158,840
  Shareholder communications expense                                     1,366,178
  Administrative reimbursement                                             712,702
  Custodian fees                                                            40,521
  Registration fees                                                         50,217
  Professional fees                                                        104,734
  Printing expense                                                          17,684
  Interest expense                                                           1,987
  Fees and expenses of nonaffiliated Trustees                              131,183
  Miscellaneous                                                             87,055
----------------------------------------------------------------------------------------------------
      Total expenses                                                                   $  25,680,027
----------------------------------------------------------------------------------------------------
         Net investment income                                                         $  21,936,277
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                    $  267,683,191
     Foreign currency contracts and other assets and
        liabilities denominated in foreign currencies                      (54,938)    $ 267,628,253
----------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on:
     Investments                                                    $ (255,156,977)
     Foreign currency contracts and other assets and
        liabilities denominated in foreign currencies                        8,862     $(255,148,115)
----------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                            $  12,480,138
----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                 $  34,416,415
====================================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/15 27

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                6/31/2015          Year Ended
                                                                (unaudited)        12/31/14
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                           $   21,936,277     $   47,979,916
Net realized gain on investments and foreign
  currency transactions                                            267,628,253        835,762,250
Change in net unrealized appreciation (depreciation)
  on investments and foreign currency transactions                (255,148,115)      (344,089,375)
-------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations      $   34,416,415     $  539,652,791
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.15 and $0.36 per share, respectively)         $  (19,063,015)    $  (43,286,338)
      Class C ($0.03 and $0.08 per share, respectively)               (140,335)          (358,512)
      Class R ($0.10 and $0.22 per share, respectively)               (170,905)          (394,837)
      Class Y ($0.21 and $0.48 per share, respectively)             (1,473,942)        (3,602,462)
      Class Z ($0.19 and $0.42 per share, respectively)                 (4,924)            (9,858)
Net realized gain:
      Class A ($0.00 and $6.42 per share, respectively)                     --       (720,263,364)
      Class C ($0.00 and $6.42 per share, respectively)                     --        (25,854,954)
      Class R ($0.00 and $6.42 per share, respectively)                     --        (10,244,800)
      Class Y ($0.00 and $6.42 per share, respectively)                     --        (44,925,999)
      Class Z ($0.00 and $6.42 per share, respectively)                     --           (123,833)
-------------------------------------------------------------------------------------------------
      Total distributions to shareowners                        $  (20,853,121)    $ (849,064,957)
-------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                    $  172,791,225     $  255,595,413
Reinvestment of distributions                                       19,708,474        795,751,153
Cost of shares repurchased                                        (417,640,214)      (743,158,175)
-------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
         Fund share transactions                                $ (225,140,515)    $  308,188,391
-------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                     $ (211,577,221)    $   (1,223,775)
NET ASSETS:
Beginning of period                                             $5,282,822,537     $5,284,046,312
-------------------------------------------------------------------------------------------------
End of period                                                   $5,071,245,316     $5,282,822,537
-------------------------------------------------------------------------------------------------
Undistributed net investment income                             $    2,035,284     $      952,128
=================================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Fund | Semiannual Report | 6/30/15

-----------------------------------------------------------------------------------------------
                                  '15 Shares    '15 Amount
                                  (unaudited)   (unaudited)         '14 Shares    '14 Amount
-----------------------------------------------------------------------------------------------
Class A
Shares sold                        3,372,862    $    125,533,642      4,604,900   $ 184,237,724
Reinvestment of distributions        493,095          18,254,559     19,702,826     730,715,726
Less shares repurchased           (7,807,873)       (289,773,002)   (12,841,584)   (511,187,497)
-----------------------------------------------------------------------------------------------
      Net increase (decrease)     (3,941,916)   $   (145,984,801)    11,466,142   $ 403,765,953
===============================================================================================
Class B*
Shares sold or exchanged                  --    $             --          8,994   $     345,622
Reinvestment of distributions             --                  --             --              --
Less shares repurchased                   --                  --       (783,985)    (31,232,150)
-----------------------------------------------------------------------------------------------
      Net decrease                        --    $             --       (774,991)  $ (30,886,528)
===============================================================================================
Class C
Shares sold                          460,401    $     15,836,360        718,381   $  25,751,139
Reinvestment of distributions          2,342              79,670        431,978      14,782,193
Less shares repurchased             (614,153)        (21,158,428)      (780,455)    (29,100,860)
-----------------------------------------------------------------------------------------------
      Net increase (decrease)       (151,410)   $     (5,242,398)       369,904   $  11,432,472
===============================================================================================
Class R
Shares sold                          154,270    $      5,756,535        166,231   $   6,677,929
Reinvestment of distributions          4,478             166,367        279,046      10,373,026
Less shares repurchased             (254,567)         (9,417,085)      (809,330)    (32,150,928)
-----------------------------------------------------------------------------------------------
      Net decrease                   (95,819)   $     (3,494,183)      (364,053)  $ (15,099,973)
===============================================================================================
Class Y
Shares sold                          684,046    $     25,528,098        967,963   $  38,454,061
Reinvestment of distributions         32,274           1,202,954      1,061,920      39,746,517
Less shares repurchased           (2,582,284)        (97,286,617)    (3,512,408)   (139,087,481)
-----------------------------------------------------------------------------------------------
      Net decrease                (1,865,964)   $    (70,555,565)    (1,482,525)  $ (60,886,903)
===============================================================================================
Class Z
Shares sold                            3,643    $        136,590          3,452   $     128,938
Reinvestment of distributions            132               4,924          3,588         133,691
Less shares repurchased                 (137)             (5,082)        (9,956)       (399,259)
-----------------------------------------------------------------------------------------------
      Net increase (decrease)          3,638    $        136,432         (2,916)  $    (136,630)
===============================================================================================

* Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/15 29

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended          Year           Year         Year         Year         Year
                                                    6/30/15        Ended          Ended        Ended        Ended        Ended
                                                    (unaudited)    12/31/14       12/31/13     12/31/12     12/31/11     12/31/10
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                $    36.67     $    39.18     $    32.45   $    38.62   $    40.96   $    35.72
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                     $     0.16     $     0.37     $     0.38   $     0.48   $     0.46   $     0.35
   Net realized and unrealized gain (loss) on
      investments                                         0.07           3.90          10.22         3.14        (2.34)        5.22
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations  $     0.23     $     4.27     $    10.60   $     3.62   $    (1.88)  $     5.57
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                            $    (0.15)    $    (0.36)    $    (0.38)  $    (0.49)  $    (0.46)  $    (0.33)
   Net realized gain                                        --          (6.42)         (3.49)       (9.30)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 $    (0.15)    $    (6.78)    $    (3.87)  $    (9.79)  $    (0.46)  $    (0.33)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          $     0.08     $    (2.51)    $     6.73   $    (6.17)  $    (2.34)  $     5.24
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    36.75     $    36.67     $    39.18   $    32.45   $    38.62   $    40.96
====================================================================================================================================
Total return*                                             0.63%         10.86%         33.06%        9.90%       (4.59)%      15.72%
Ratio of net expenses to average net assets               0.98%**        0.96%(a)       0.97%        1.01%        1.09%        1.16%
Ratio of net investment income (loss) to average
   net assets                                             0.85%**        0.94%          1.02%        1.24%        1.11%        0.94%
Portfolio turnover rate                                     27%**          25%             7%          41%          10%          10%
Net assets, end of period (in thousands)            $4,631,191     $4,766,086     $4,642,106   $3,839,361   $3,976,835   $4,526,447
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

(a) Includes interest expense of 0.00%+.

+   Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Fund | Semiannual Report | 6/30/15

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year          Year       Year       Year        Year
                                                             6/30/15      Ended         Ended      Ended      Ended       Ended
                                                             (unaudited)  12/31/14      12/31/13   12/31/12   12/31/11    12/31/10
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $  33.97     $  36.75      $  30.64   $  36.99   $  39.26    $  34.26
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.01     $   0.06      $   0.09   $   0.17   $   0.13    $   0.05
   Net realized and unrealized gain (loss) on investments        0.06         3.66          9.62       2.99      (2.23)       5.01
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   0.07     $   3.72      $   9.71   $   3.16   $  (2.10)   $   5.06
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.03)    $  (0.08)     $  (0.11)  $  (0.21)  $  (0.17)   $  (0.06)
   Net realized gain                                               --        (6.42)        (3.49)     (9.30)        --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (0.03)    $  (6.50)     $  (3.60)  $  (9.51)  $  (0.17)   $  (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   0.04     $  (2.78)     $   6.11   $  (6.35)  $  (2.27)   $   5.00
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  34.01     $  33.97      $  36.75   $  30.64   $  36.99    $  39.26
===================================================================================================================================
Total return*                                                    0.21%       10.04%        32.00%      9.06%     (5.33)%     14.80%
Ratio of net expenses to average net assets                      1.76%**      1.73%(a)      1.74%      1.80%      1.87%       1.96%
Ratio of net investment income (loss) to average net assets      0.07%**      0.16%         0.25%      0.45%      0.33%       0.14%
Portfolio turnover rate                                            27%**        25%            7%        41%        10%         10%
Net assets, end of period (in thousands)                     $155,678     $160,608      $160,158   $135,811   $147,166    $177,540
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

(a) Includes interest expense of 0.00%+.

+   Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/15 31

----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year       Year       Year        Year
                                                             6/30/15      Ended        Ended      Ended      Ended       Ended
                                                             (unaudited)  12/31/14     12/31/13   12/31/12   12/31/11    12/31/10
----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                         $ 36.80      $ 39.27      $ 32.51    $  38.67   $  41.00    $  35.76
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  0.11      $  0.25      $  0.25    $   0.36   $   0.34    $   0.22
   Net realized and unrealized gain (loss) on investments       0.06         3.92        10.21        3.14      (2.33)       5.23
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  0.17      $  4.17      $ 10.46    $   3.50   $  (1.99)   $   5.45
----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $ (0.10)     $ (0.22)     $ (0.21)   $  (0.36)  $  (0.34)   $  (0.21)
   Net realized gain                                              --        (6.42)       (3.49)      (9.30)        --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (0.10)     $ (6.64)     $ (3.70)   $  (9.66)  $  (0.34)   $  (0.21)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  0.07      $ (2.47)     $  6.76    $  (6.16)  $  (2.33)   $   5.24
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 36.87      $ 36.80      $ 39.27    $  32.51   $  38.67    $  41.00
==================================================================================================================================
Total return*                                                   0.46%       10.56%       32.52%       9.57%     (4.85)%     15.31%
Ratio of net expenses to average net assets                     1.27%**      1.27%(a)     1.34%       1.33%      1.38%       1.50%
Ratio of net investment income (loss) to average net assets     0.56%**      0.61%        0.64%       0.92%      0.83%       0.60%
Portfolio turnover rate                                           27%**        25%           7%         41%        10%         10%
Net assets, end of period (in thousands)                     $62,981      $66,382      $85,141    $104,042   $127,377    $137,683
==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

(a) Includes interest expense of 0.00%+.

+   Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Fund | Semiannual Report | 6/30/15

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended        Year         Year       Year       Year         Year
                                                            6/30/15      Ended        Ended      Ended      Ended        Ended
                                                            (unaudited)  12/31/14     12/31/13   12/31/12   12/31/11     12/31/10
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $  36.94     $  39.40     $  32.61   $  38.75   $    41.09   $    35.84
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                             $   0.34     $   0.55     $   0.53   $   0.75   $     0.60   $     0.49
   Net realized and unrealized gain (loss) on investments      (0.05)        3.89        10.24       3.03        (2.34)        5.25
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations          $   0.29     $   4.44     $  10.77   $   3.78   $    (1.74)  $     5.74
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                    $  (0.21)    $  (0.48)    $  (0.49)  $  (0.62)  $    (0.60)  $    (0.49)
   Net realized gain                                              --        (6.42)       (3.49)     (9.30)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         $  (0.21)    $  (6.90)    $  (3.98)  $  (9.92)  $    (0.60)  $    (0.49)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   0.08     $  (2.46)    $   6.79   $  (6.14)  $    (2.34)  $     5.25
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  37.02     $  36.94     $  39.40   $  32.61   $    38.75   $    41.09
====================================================================================================================================
Total return*                                                   0.78%       11.23%       33.46%     10.29%       (4.22)%      16.17%
Ratio of net expenses to average net assets                     0.66%**      0.66%(a)     0.63%      0.66%        0.72%        0.74%
Ratio of net investment income (loss) to average net assets     1.17%**      1.23%        1.35%      1.54%        1.49%        1.37%
Portfolio turnover rate                                           27%**        25%           7%        41%          10%          10%
Net assets, end of period (in thousands)                    $220,366     $288,846     $366,513   $514,457   $1,860,141   $1,929,967
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

(a) Includes interest expense of 0.00%+.

+   Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/15 33

---------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended        Year         Year       Year      Year       Year
                                                               6/30/15      Ended        Ended      Ended     Ended      Ended
                                                               (unaudited)  12/31/14     12/31/13   12/31/12  12/31/11   12/31/10
---------------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                           $ 36.81      $ 39.29      $ 32.53    $ 38.68   $ 41.03    $ 35.80
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                $  0.19      $  0.44      $  0.43    $  0.55   $  0.50    $  0.48
   Net realized and unrealized gain (loss) on investments         0.07         3.92        10.23       3.15     (2.28)      5.23
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.26      $  4.36      $ 10.66    $  3.70   $ (1.78)   $  5.71
---------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                       $ (0.19)     $ (0.42)     $ (0.41)   $ (0.55)  $ (0.57)   $ (0.48)
   Net realized gain                                                --        (6.42)       (3.49)     (9.30)       --         --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            $ (0.19)     $ (6.84)     $ (3.90)   $ (9.85)  $ (0.57)   $ (0.48)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  0.07      $ (2.48)     $  6.76    $ (6.15)  $ (2.35)   $  5.23
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 36.88      $ 36.81      $ 39.29    $ 32.53   $ 38.68    $ 41.03
=================================================================================================================================
Total return*                                                     0.70%       11.09%       33.18%     10.09%    (4.34)%    16.09%
Ratio of net expenses to average net assets                       0.76%**      0.79%(a)     0.85%      0.85%     0.85%      0.80%
Ratio of net investment income (loss) to average net assets       1.09%**      1.10%        1.14%      1.40%     1.39%      1.31%
Portfolio turnover rate                                             27%**        25%           7%        41%       10%        10%
Net assets, end of period (in thousands)                       $ 1,036      $   900      $ 1,075    $ 1,079   $ 1,042    $   580
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses plus interest expense to average net assets     0.76%**      0.79%(a)     0.85%      0.87%     0.99%      0.80%
   Net investment income (loss) to average net assets             1.09%**      1.10%        1.14%      1.38%     1.25%      1.31%
=================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

(a) Includes interest expense of 0.00%+.

+   Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Fund | Semiannual Report | 6/30/15

Notes to Financial Statements | 6/30/15 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

During the period covered by this report, the Fund offers five classes of shares designated as Class A, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. The Fund ceased to offer Class B shares on November 10, 2014. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

                                   Pioneer Fund | Semiannual Report | 6/30/15 35

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value. Cash may include overnight time deposits at approved financial institutions.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

    At June 30, 2015, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

36 Pioneer Fund | Semiannual Report | 6/30/15

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.  Forward Foreign Currency Contracts

    The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (See Note 6).

E.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Fund did not accrue any interest or penalties related to uncertain tax positions, which, if applicable, would be recorded as

                                   Pioneer Fund | Semiannual Report | 6/30/15 37
    an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the years ended December 31, 2014 were as follows:

    ----------------------------------------------------------------------------
                                                                            2014
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                                                 $ 47,652,007
    Long-term capital gain                                           801,412,950
    ----------------------------------------------------------------------------
         Total                                                      $849,064,957
    ============================================================================

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2014:

    ----------------------------------------------------------------------------
                                                                           2014
    ----------------------------------------------------------------------------
    Distributable earnings:
    Undistributed ordinary income                                $       46,839
    Undistributed long-term capital gain                             58,675,836
    Capital loss carryforward                                          (296,694)
    Net unrealized appreciation                                   2,172,870,362
    ----------------------------------------------------------------------------
         Total                                                   $2,231,296,343
    ============================================================================

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and on the tax-basis adjustments on common stocks.

F.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $303,920 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2015.

38 Pioneer Fund | Semiannual Report | 6/30/15

G.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

H.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

I.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. At June 30, 2015, the Fund had no outstanding repurchase agreements.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.55% on assets over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The

                                   Pioneer Fund | Semiannual Report | 6/30/15 39
performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the six months ended June 30, 2015, the aggregate performance adjustment resulted in a decrease to the basic fee of $2,097,338. For the six months ended June 30, 2015, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.52% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 0.85% of the average daily net assets attributable to Class Z shares. The expense limitation for Class Z shares is in effect through May 1, 2016. Fees waived and expenses reimbursed during the six months ended June 30, 2015 are reflected on the Statement of Operations. Class A, Class C, Class R and Class Y shares do not have an expense limitation. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $338,997 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2015.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2015, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                               $1,061,273
Class C                                                                  112,013
Class R                                                                   60,015
Class Y                                                                  132,105
Class Z                                                                      772
--------------------------------------------------------------------------------
  Total                                                               $1,366,178
================================================================================

40 Pioneer Fund | Semiannual Report | 6/30/15

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $699,320 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2015.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $205,099 in distribution fees payable to PFD at June 30, 2015.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2015, CDSCs in the amount of $7,664 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2015, the Fund's expenses were not reduced under such arrangements.

                                   Pioneer Fund | Semiannual Report | 6/30/15 41

6. Forward Foreign Currency Contracts

During the six months ended June 30, 2015, the Fund entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. There were no forward foreign currency contracts outstanding at June 30, 2015.

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended June 30, 2015:

-------------------------------------------------------------------------------------------
                      Beginning                         Ending
                      Balance     Purchases   Sales     Balance    Dividend
Affiliates            (shares)    (shares)    (shares)  (shares)   Income      Value
-------------------------------------------------------------------------------------------
John Wiley &
 Sons, Inc.           2,736,229   --           --       2,736,229  $793,506    $148,768,768
-------------------------------------------------------------------------------------------

8. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility is the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.85% (0.90% prior to February 12, 2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement.

For the six months ended June 30, 2015, the average daily amount of borrowings outstanding during the period was $143,646. The related weighted average annualized interest rate for the period was 0.98%, and the total interest expense on such borrowings was $1,987, which is included in interest expense, located on the Statement of Operations. As of June 30, 2015, there were no borrowings outstanding.

42 Pioneer Fund | Semiannual Report | 6/30/15

9. Conversion of Class B Shares

As of the close of business on November 10, 2014, all outstanding Class B shares of the Fund were converted to Class A shares.

10. Subsequent Event

As of the close of business on August 7, 2015, all outstanding Class Z shares of the Fund were converted to Class Y shares.

Additional Information

PIM, the Fund's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit. On April 23, 2015, UniCredit announced that it signed a preliminary and exclusive agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as described in the UniCredit announcement, will entail the establishment of a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's investment advisory agreement with the Adviser to terminate. In connection with the Transaction, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement for the Fund. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

                                   Pioneer Fund | Semiannual Report | 6/30/15 43

Trustees, Officers and Service Providers

Trustees                                    Advisory Trustee
Thomas J. Perna, Chairman                   Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                        Officers
Margaret B.W. Graham                        Lisa M. Jones, President and Chief
Marguerite A. Piret                            Executive Officer
Fred J. Ricciardi                           Mark E. Bradley, Treasurer and
Kenneth J. Taubes                              Chief Financial Officer
                                            Christopher J. Kelley, Secretary and
                                               Chief Legal Officer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*   Ms. Monchak is a non-voting Advisory Trustee.

44 Pioneer Fund | Semiannual Report | 6/30/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com


Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 19404-09-0815

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Not applicable.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Not applicable.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 28, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 28, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 28, 2015

* Print the name and title of each signing officer under his or her signature.